OTHER LIABILITIES (Details) - Nonrelated party ₫ in Millions	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
OTHER LIABILITIES
Provision for contract penalty, compensations and purchase commitments	₫ 1,476,203	$ 61,853,809	₫ 1,321,147
Tax payables	609,469	25,537,124	1,756,860
Assurance-type warranties	898,593	37,651,596	254,792
Payables to employees	773,628	32,415,486	631,064
Payables relating to business cooperation contract with Nam An	5,814,429	243,628,132
Others	454,971	19,063,564	214,115
TOTAL	10,027,293	420,149,711	4,177,978
Assurance-type warranties	1,692,005	70,896,045	606,429
Payable relating to government grant	396,696	16,621,805
Others	131,594	5,513,869
TOTAL	₫ 2,220,295	$ 93,031,719	₫ 606,429